Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets
Cash and cash equivalents	$ 346.1	$ 926.1
Restricted funds for subscription receipts deposit	0.0	700.1
Accounts receivable	556.9	518.6
Contract assets	608.3	461.9
Inventories	519.8	647.8
Prepayments	56.7	52.1
Income taxes recoverable	33.2	39.8
Derivative financial assets	27.6	32.2
Total current assets	2,148.6	3,378.6
Property, plant and equipment	2,129.3	1,969.4
Right-of-use assets	373.0	308.5
Intangible assets	3,796.3	2,055.8
Investment in equity accounted investees	454.0	422.2
Deferred tax assets	117.4	104.9
Derivative financial assets	10.5	13.2
Other non-current assets	549.7	495.8
Total assets	9,578.8	8,748.4
Liabilities and equity
Accounts payable and accrued liabilities	975.1	945.6
Provisions	36.7	52.6
Income taxes payable	22.7	16.2
Contract liabilities	788.3	674.7
Current portion of long-term debt	241.8	216.3
Liabilities for subscription receipts	0.0	714.1
Derivative financial liabilities	26.6	13.8
Total current liabilities	2,091.2	2,633.3
Provisions	20.6	30.9
Long-term debt	2,804.4	2,135.2
Royalty obligations	126.0	141.8
Employee benefits obligations	109.7	222.2
Deferred tax liabilities	93.7	123.5
Derivative financial liabilities	1.0	3.1
Other non-current liabilities	245.6	245.6
Total liabilities	5,492.2	5,535.6
Equity
Share capital	2,224.7	1,516.2
Contributed surplus	38.6	22.5
Accumulated other comprehensive income	(31.2)	58.1
Retained earnings	1,777.6	1,543.7
Equity attributable to equity holders of the Company	4,009.7	3,140.5
Non-controlling interests	76.9	72.3
Total equity	4,086.6	3,212.8
Total liabilities and equity	$ 9,578.8	$ 8,748.4